Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - November | iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $2.46 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.90%
Innovator U.S. Small Cap Power Buffer ETF™ - November | iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $246.23 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.60%
Innovator U.S. Small Cap Power Buffer ETF™ - November | iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $209.30 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.90%)
Innovator U.S. Small Cap Power Buffer ETF™ - November | iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $291.22 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.90%)